Investments in joint ventures (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of joint ventures [abstract]
Disclosure of interests in joint ventures
The table below lists the Group’s investment in joint ventures for the years ended December 31, 2018, 2017 and 2016:

		% of ownership interest held
Name of the entity	Country of incorporation and operation	December 31, 2018	December 31, 2017	December 31, 2016
CHS AGRO S.A. (i)	Argentina	50%	50%	50%

Disclosure of reconciliation of summarised financial information of joint venture accounted for using equity method to carrying amount of interest in joint venture
The following amounts represent the assets (including goodwill) and liabilities, and income and expenses of the joint ventures:

	2018	2017
Assets:
Non-current assets	9,860	7,931
Current assets	6,710	8,882
	16,570	16,813
Liabilities:
Non-current liabilities	25,949	22,002
Current liabilities	18,622	19,197
	44,571	41,199
Net liabilities of joint venture	(28,001)	(24,386)

	2018	2017	2016
Income	9,305	14,879	9,390
Expenses	(31,989)	(22,657)	(16,048)
Loss before income tax	(22,684)	(7,778)	(6,658)